UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31,2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Springhouse Capital Management, LP
Address: 520 Madison Ave

         New York, NY  10022

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian Gaines
Title:
Phone:     212 319-2570

Signature, Place, and Date of Signing:

     Brian Gaines     New York, NY     May 10, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     33

Form13F Information Table Value Total:     $330,390 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS CO            CALL             025816909     5885   112000 SH  CALL SOLE                        0        0   112000
AMERICAN EXPRESS CO            CALL             025816909     2628    50000 SH  CALL SOLE                        0        0    50000
AMERIPRISE FINL INC            CALL             03076C906     1009    22400 SH  CALL SOLE                        0        0    22400
ARK RESTAURANTS CORP           COM              040712101     3764   125699 SH       SOLE                   125699        0        0
CACHE INC                      COM NEW          127150308    15228   830368 SH       SOLE                   830368        0        0
CELEBRATE EXPRESS INC          COM              15100A104     7446   591021 SH       SOLE                   591021        0        0
CHIPMOS TECH BERMUDA LTD       SHS              G2110R106    34296  4796824 SH       SOLE                  4796824        0        0
COMSTOCK HOMEBUILDING COS IN   CL A             205684103    12276  1115000 SH       SOLE                  1115000        0        0
DELL INC                       CALL             24702r901    23206   779800 SH  CALL SOLE                        0        0   779800
DOMINION HOMES INC             COM              257386102      450    45675 SH       SOLE                    45675        0        0
ECC CAPITAL CORP               COM              26826M108      380   250000 SH       SOLE                   250000        0        0
EDUCATE INC                    COM              28138P100     4148   486960 SH       SOLE                   486960        0        0
GREENFIELD ONLINE INC          COM              395150105     4808   802706 SH       SOLE                   802706        0        0
INVESTOOLS INC                 COM              46145P103    31725  3869000 SH       SOLE                  3869000        0        0
LEAR CORP                      COM              521865105    22584  1273800 SH       SOLE                  1273800        0        0
LEVITT CORP                    CL A             52742P108     7288   330700 SH       SOLE                   330700        0        0
M D C HLDGS INC                COM              552676108    10154   157900 SH       SOLE                   157900        0        0
MILLS CORP                     COM              601148109     4032   144000 SH       SOLE                   144000        0        0
NATURES SUNSHINE PRODUCTS IN   COM              639027101      427    34193 SH       SOLE                    34193        0        0
NETFLIX COM INC                COM              64110L106     7004   241615 SH       SOLE                   241615        0        0
PHH CORP                       COM NEW          693320202     3511   131500 SH       SOLE                   131500        0        0
PHOTOMEDEX INC                 COM              719358103     2158  1130132 SH       SOLE                  1130132        0        0
PLANETOUT INC                  COM              727058109    13352  1315500 SH       SOLE                  1315500        0        0
TARRAGON CORP                  COM              876287103    12712   638816 SH       SOLE                   638816        0        0
UNIVERSAL STAINLESS & ALLOY    COM              913837100     2536    98690 SH       SOLE                    98690        0        0
WAL MART STORES INC            CALL             931142903     9448   200000 SH  CALL SOLE                        0        0   200000
WAL MART STORES INC            COM              931142103     9920   210000 SH       SOLE                   210000        0        0
WAL MART STORES INC            CALL             931142903    11427   241900 SH  CALL SOLE                        0        0   241900
WAL MART STORES INC            CALL             931142903     4724   100000 SH  CALL SOLE                        0        0   100000
WAL MART STORES INC            CALL             931142903     4724   100000 SH  CALL SOLE                        0        0   100000
WAL MART STORES INC            CALL             931142903     3202    67800 SH  CALL SOLE                        0        0    67800
WAL MART STORES INC            CALL             931142903    51250  1084900 SH  CALL SOLE                        0        0  1084900
ZIPREALTY INC                  COM              98974V107     2688   306197 SH       SOLE                   306197        0        0